BRIDGES INVESTMENT FUND, INC.
8401 West Dodge Road
Omaha, Nebraska 68114

May 5, 2009

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Bridges Investment Fund, Inc. (the “Fund”)
File Nos. 002-21600 and 811-01209

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Fund hereby certifies that the form of its Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the form of Prospectus and Statement of Additional Information dated April 30, 2009, filed electronically as Post-Effective Amendment No. 58 to the Fund’s Registration Statement on Form N-1A on April 27, 2009.

If you have any questions or require further information, do not hesitate to contact the undersigned at (402) 397-4700.

Sincerely yours,

/s/ Nancy K. Dodge

Nancy K. Dodge
Treasurer and CCO
Bridges Investment Fund, Inc.